 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09088
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TEXAS CAPITAL VALUE FUNDS, INC.
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(Exact name of registrant as specified in charter)

6300 Bridgepoint Parkway, Building II, Suite 105 Austin, TX 78759
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(Address of principal executive offices) (Zip code)

Mark A. Coffelt, President
First Austin Capital Management, Inc.
6300 Bridgepoint Parkway, Building II, Suite 105 Austin, TX 78759
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(Name and address of agent for service)

Registrant's telephone number, including area code: (512)328-9321
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Date of fiscal year end: 09/30
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Date of reporting period: 12/31/05
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COMMON STOCK - 97.36%

CONSUMER DISCRETIONARY - 12.61%
Distributors - 1.07%
Brightpoint	20,500	400,570
Navarre	5,000	88,000
		488,570

Department Stores - 0.58%
Nordstroms	5,000	233,650
Gottschalks	3,400	30,226
		263,876

Education Services - 0.35%
Career Education Corp.*	4,000	160,000

General Merchandise - 0.24%
Acme United	7,000	109,900

Home Furnishings - 0.47%
Dixie Group Inc.*	5,000	84,200
Rent-A-Center	5,000	132,500
		216,700

Homebuilding - 3.20%
Centex Corp	3,500	208,530
Hovnanian*	12,200	604,144
MDC Holdings	5,300	458,132
Standard Pacific Corp.	3,000	192,420
		1,463,226

Leisure Products - 1.26%
Aldila	5,000	76,250
Coors (Adolph) B	6,600	499,422
		575,672

Motorcycle Manufacturers - 0.45%
Harley Davidson	3,400	206,550

Restaurants - 0.91%
McDonald's Corp.	13,000	416,780

Retail – Apparel - 0.30%
Mother's Work	10,083	137,302

Retail - Computers & Electronics - 0.14%
Zones	10,000	66,300

Retail - Home Improvements - 1.46%
Home Depot	15,600	666,744

Special Consumer Services - 0.61%
H&R Block	5,700	279,300

Specialty Stores - 1.15%
National Vision*	10,000	74,500
Books a Million	32,370	311,399
Rentway	17,300	138,573
		524,472

Tires and Rubber - 0.44%
Goodyear Tire	13,600	199,376

Total Consumer Discretionary		5,774,768

CONSUMER STAPLES - 4.59%
Agricutural Production -2.38%
Archer Daniels Midland	43,000	959,330
MGP Ingredients	15,200	131,328
		1,090,658

Food Distributors - 0.15%
Spartan Stores	10,000	66,400

Packaged Foods/Meats - 2.06%
Perdigao ADR	2,000	88,400
Sanderson Farms	2,400	103,872
Sara Lee	27,000	651,780
Seaboard	100	99,800
		943,852

Total Consumer Staples
		2,100,910

ENERGY - 15.26%
Coal & Consumer Fuels - 0.54%
Consol Energy	6,000	246,300

Oil & Gas Exploration Equipment - 1.08%
Mitcham Inds.*	30,000	201,000
Maverick Tube	9,700	293,910
		494,910

Oil & Gas Exploration/Production - 3.28%
Burlington Resources	4,000	174,000
Chesapeake Energy	10,000	165,000
Devon Energy	5,000	194,600
Nexen	13,000	528,450
Petrochina ADR	4,300	230,867
Pioneer Nat Rsc	6,000	210,600
		1,503,517

Oil & Gas – Integrated - 6.94%
BP ADR	3,000	175,200
Chevron-Texaco	6,000	315,060
ConocoPhillips	3,000	260,490
Exxon Mobil	7,000	358,820
Occidental Petroleum	4,000	233,440
Petro-Canada	9,000	459,180
Suncor Energy	10,000	354,000
Tesoro	16,100	512,946
Imperial Oil	8,600	510,668
		3,179,804

Oil & Gas - Refining/Marketing - 2.37%
Giant Industries*	18,300	485,133
Sunoco	5,100	416,721
Valero	4,000	181,600
		1,083,454

Oil & Gas - Storage - 1.05%
Overseas Shipholding	8,700	480,240

Total Energy		6,988,225

FINANCIALS - 14.62%
Consumer Finance - 1.44%
Capital One Financial	3,000	252,630
EZCorp	4,500	69,345
MBNA Corp	12,000	338,280
		660,255

Diversified Financial Services - 3.24%
Bancolombia SA ADR	36,800	519,616
Bluegreen*	12,200	241,926
CitiGroup	8,500	409,530
J.P. Morgan	8,000	312,080
		1,483,152

Diversified Banks - 1.51%
Bank of America	7,200	338,328
Toronto-Dominion	4,000	166,720
Wells Fargo (I)	3,000	186,450
		691,498

Insurance - Brokers - 0.42%
AON	8,000	190,880

Insurance - Life/Health - 0.47%
UICI	6,300	213,570

Insurance - Multi-Line - 0.37%
21st Century Holding Co.	11,550	168,630

Insurance - Property/Casualty - 2.93%
Allstate	15,000	775,800
First American Financial Corp	3,300	115,962
State Auto Financial	10,000	258,500
Vesta Insurance	52,600	193,568
		1,343,830

Regional Banks - 0.47%
First Horizon	5,000	215,550

Reinsurance - 0.16%
Partnerre Holdings	1,200	74,328

Thrifts & Mortgage Financing - 3.61%
Countrywide Credit	10,600	392,294
Fed Nat'l Mtg.	4,400	313,324
Federal Home Loan Mortgage Co.	6,000	442,200
Fremont General	20,000	503,600
		1,651,418

Total Financials		6,693,111

HEALTH CARE - 12.07%
Health Care – Equipment - 2.69%
Analogic	700	31,353
Biosite*	10,500	646,170
Steris	13,800	327,336
Synovis Life Tech*	21,164	228,783
		1,233,642

Health Care – Facility - 1.44%
Community Health Sys*	6,000	167,280
Lifepoint Hospitals*	5,000	174,100
Medcath	7,000	172,480
Psychiatric Solutions*	4,000	146,240
		660,100

Health Care - Managed Care - 4.04%
Cigna	5,300	432,321
Coventry Health*	15,200	806,816
UnitedHealth Group*	6,920	609,168
		1,848,305

Health Care – Services - 2.69%
Curative Health Services	5,000	34,250
De Rigo Spa ADR*	4,600	35,420
Express Scripts Inc.*	4,000	305,760
Merge Technologies*	8,900	198,025
Omnicare	2,500	86,550
PDI	4,700	104,716
Pediatrix Medical Group	5,400	345,870
Ventiv Health	6,000	121,920
		1,232,511

Pharmaceuticals - 1.20%
Johnson & Johnson	8,700	551,754

Total Health Care		5,526,312

INDUSTRIALS - 16.84%
Aerospace - Defense - 1.09%
Armor Holding*	4,000	188,080
DRS Technologies	5,000	213,550
United Industrial Corp.	2,500	96,850
		498,480

Airfreight & Logistics - 0.79%
Air T	8,400	152,611
Hub Group	4,000	208,880
		361,491

Airlines - 0.52%
Mesa Air	30,000	238,200

Building Products - 1.44%
Elkcorp	4,800	164,256
Masco	8,000	292,240
USG*	5,000	201,350
		657,846

Construction & Engineering - 0.49%
Matrix Service	28,000	225,680

Electrical Component - 0.65%
Encore Wire	11,000	146,630
Rayovac	5,000	152,800
		299,430

Industrial Conglomerates - 0.34%
Park-Ohio Industries*	6,000	154,860

Machinery - Construction & Farming - 1.24%
Agco	8,000	175,120
Caterpillar Inc.	2,500	243,775
Titan International	10,000	151,000
		569,895

Industrial Machinery - 1.17%
Columbus McKinnon	10,000	86,700
Hurco Companies	10,000	165,000
Key Technology*	8,616	83,575
MFRI	1,900	21,090
SPX	4,500	180,270
		536,635

Marine - 4.10%
Frontline ADR	12,000	532,320
General Maritime	8,800	351,560
OMI	31,000	522,350
Ship Finance International	3,700	75,924
Teekay Shipping	9,400	395,834
		1,877,988

Services - Diversified/Commercial - 0.89%
Electronic Clearing	11,000	98,780
Geo Group	9,700	257,826
Manning Greg Auction	4,200	51,954
		408,560

Services – Employment - 0.50%
Duratek	5,000	124,550
Gevity HR	5,000	102,800
		227,350

Trade Companies & Distributors - 0.06%
Huttig Building Products*	2,500	26,125

Trucking - 3.56%
Amerco*	4,045	185,989
Arkansas Best	5,000	224,450
J.B. Hunt Transport	9,300	417,105
Smithway Motor Express*	14,700	105,828
Yellow*	12,500	696,375
		1,629,747

Total Industrials		7,712,287

MATERIALS - 7.50%
Chemicals - Agriculture/Fertilizer - 0.67%
Terra Industries*	30,000	266,400
Terra Nitrogen	1,800	40,158
		306,558

Specialty Chemicals - 0.43%
RPM International	10,000	196,600

Diverse Metal/Mining - 0.32%
Alliance Research Partners	2,000	148,000

Forest Products - 0.82%
Louisiana Pacific	14,000	374,360

Gold - 0.70%
Newmont Mining	5,200	230,932
Royal Gold	5,000	91,200
		322,132

Paper Products - 0.41%
Georgia Pacific	5,000	187,400

Steel - 4.15%
Castle (A.M.)	3,000	35,820
Commercial Metals	3,500	176,960
Metal Management	17,600	472,912
Novamerican Steel	4,100	230,215
Nucor	3,800	198,892
Posco Ads	5,000	222,650
Reliance Steel	4,300	167,528
Schnitzer Steel Industries	6,800	230,724
Steel Dynamics	2,000	75,760
Steel Technologies	3,200	88,032
		1,899,493

Total Materials		3,434,543

OTHER HOLDINGS - 3.53%
Exchange Traded Funds - 3.53%
Belgium ETF	20,000	371,200
IShares MSCI Pac Jac	2,000	180,340
Ishares-Australia	10,000	167,000
Ishares MSCI-Austria	39,000	897,780
		1,616,320

Total Other Holdings		1,616,320

TECHNOLOGY - 3.04%
Communications Equipment - 0.43%
Scientific Atlanta	6,000	198,060

Computer Storage/Peripherals - 0.19%
Astro-Med	10,064	86,752

Computer Hardware - 0.20%
Gateway	15,000	90,150

Electronic Equipment - 0.73%
Image Sensing Systems	6,000	101,400
Lowrance Electronics	7,432	233,513
		334,913

Internet Software & Services - 0.45%
Ariba	5,000	83,000
Intelligroup	37,000	44,400
New Frontier Media	10,000	79,200
		206,600

Semiconductors - 0.17%
Chipmos Technologies	12,000	76,440

Services - Data Processing - 0.87%
First Data	9,400	399,876

Total Technology		1,392,791

TELECOMMUNICATIONS - 5.68%
Integrated Telecommunications Services - 4.78%
Alltel	6,500	381,940
CANTV ADR	7,000	156,730
Century Tel	17,000	602,990
Norstan	18,800	104,152
Phillipine Long ADR	10,000	249,400
Rostelecom ADR	18,000	196,920
Telecom New Zealand-ADR	14,000	496,440
		2,188,572

Wireless Telecommunications Services - 0.90%
AMX	7,300	120,231
Mobile Telesys	1,000	138,510
Telesystems International	8,000	89,520
Tele Centro Oest ADR	6,400	63,168
		411,429

Total Telecommunications		2,600,001

UTILITIES - 1.28%
Electric Utilities - 1.28%
Cemig ADR	5,000	122,700
Korea Electric Power	35,000	463,400
		586,100

Total Utilities		586,100

Total Equity Investments		44,585,235

Demand Notes - 2.84%	Par Value	Market Value

American Family Demand Note	418,723	418,723
(2.0043% 12-31-2031)
	881,286	881,286
Wisc Corp Cent Cr Union D No
(2.0900% 12-31-2031)

Total Demand Notes (cost $1,300,009)	1,300,009	1,300,009

Total Investments	100.20%	45,885,244

Liabilities in Excess of Other Assets	-0.20%	-92,242

Total Net Assets	100.00%	45,793,002.00

*Non-income producing security
ADR - American Depository Receipt

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal
Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal
Financial Officer of the registrant as required by Rule 30a-2(a)
under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of
1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the
undersigned, thereunto duly authorized.

Texas Capital Value Funds, Inc.

By:

/s/ Mark A. Coffelt
Mark A. Coffelt
President

Date: September 29, 2005